Discontinued Operations and Assets and Liabilities Held For Sale - Somar Sale (Details) - Somar - Disposal Group, Held-for-sale, Not Discontinued Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Oct. 25, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase price		$ 124.0
Gain on sale of business	$ 1.3